SUMMARY OF CHANGES IN NUMBER OF WARRANTS OUTSTANDING (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
GT Warrants [Member]
Number of Shares Warrants Outstanding Beginning Balance | shares	5,000,000
Weighted sverage unit price, Beginning balance | $ / shares	$ 2
Number of Shares Warrants Total Price Outstanding Beginning Balance | $	$ 10,000,000
Number of Shares Warrants Issued for services | shares
Weighted sverage unit price, Issued for services | $ / shares
Number of Shares Warrants Total Price Outstanding Issued for services | $
Number of Shares Warrants Exercised | shares	550,000
Weighted sverage unit price, Exercised | $ / shares	$ 2
Number of Shares Warrants Total Price Outstanding Exercised | $	$ 1,100,000
Number of Shares Warrants Cancelled | shares
Weighted sverage unit price, Cancelled | $ / shares
Number of Shares Warrants Total Price Outstanding Cancelled | $
Number of Shares Warrants Expired | shares
Weighted average unit price, Expired | $ / shares
Number of Shares Warrants Total Price Outstanding Expired | $
Number of Shares Warrants Outstanding Ending Balance | shares	4,450,000
Weighted sverage unit price, Ending balance | $ / shares	$ 2
Number of Shares Warrants Total Price Outstanding Ending Balance | $	$ 8,900,000
Number of Shares Warrants Exercisable | shares	4,450,000
Weighted sverage unit price, Exercisable | $ / shares	$ 2
Number of Shares Warrants Total Price Exercisable | $	$ 8,900,000
I-Bankers Warrants [Member]
Number of Shares Warrants Outstanding Beginning Balance | shares	414,000
Weighted sverage unit price, Beginning balance | $ / shares	$ 12
Number of Shares Warrants Total Price Outstanding Beginning Balance | $	$ 4,968,000
Number of Shares Warrants Cancelled | shares
Weighted sverage unit price, Cancelled | $ / shares
Number of Shares Warrants Total Price Outstanding Cancelled | $
Number of Shares Warrants Expired | shares
Weighted average unit price, Expired | $ / shares
Number of Shares Warrants Total Price Outstanding Expired | $
Number of Shares Warrants Outstanding Ending Balance | shares	414,000
Weighted sverage unit price, Ending balance | $ / shares	$ 12
Number of Shares Warrants Total Price Outstanding Ending Balance | $	$ 4,968,000